Summary of Significant Accounting Policies - Research and Development (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Research and development	$ 113,906	$ 191,930	$ 876,542	$ 1,464,918